Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate		6.30%
Borrowings outstanding		$ 150	$ 150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate		5.40%
Borrowings outstanding		$ 398	398
Subordinated Debt Issued September 25, 2015
Disclosure of detailed information about borrowings [line items]
Interest rate		2.60%
Borrowings outstanding		$ 0	500
Repayments of subordinated liabilities	$ 500
Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		3.10%
Borrowings outstanding		$ 350	349
Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		3.05%
Borrowings outstanding		$ 997	996
Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate		2.75%
Borrowings outstanding		$ 399	399
Subordinated Debt Issued August 13, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		2.38%
Borrowings outstanding		$ 747	746
Adjustment to interest rate basis		0.85%
Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.58%
Borrowings outstanding		$ 995	0
Adjustment to interest rate basis		1.66%
Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.06%
Borrowings outstanding		$ 745	0
Adjustment to interest rate basis		1.03%
Subordinated Debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		$ 4,781	3,538
Fair value of borrowings outstanding		5,190	3,727
Interest expense on subordinated debt		$ 131	$ 105
Government of Canada Bond Yield | Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.16%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.00%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.20%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.74%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.25%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.52%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.52%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.38%